Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000108404
Shareholder Report [Line Items]
Fund Name	JAG Large Cap Growth Fund
Class Name	Class A
Trading Symbol	JLGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.
Additional Information Phone Number	(855) 552-4596
Additional Information Website	https://www.jagcapitalfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.51%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.51%
AssetsNet	$ 43,683,251
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 112,785
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$43,683,251
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$112,785
Portfolio Turnover	52%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

Sector Weighting (% of net assets)

Value	Value
Industrials	1.0%
Financials	1.4%
Materials	1.5%
Money Market Funds	3.2%
Consumer Staples	4.9%
Consumer Discretionary	12.1%
Health Care	14.1%
Technology	29.7%
Communications	32.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	7.8%
Amazon.com, Inc.	7.8%
Apple, Inc.	4.7%
Netflix, Inc.	4.4%
Take-Two Interactive Software, Inc.	4.4%
NVIDIA Corporation	4.2%
Uber Technologies, Inc.	4.2%
Microsoft Corporation	4.2%
Alphabet, Inc., Class A	3.9%
Boston Scientific Corporation	3.8%

C000108406
Shareholder Report [Line Items]
Fund Name	JAG Large Cap Growth Fund
Class Name	Class I
Trading Symbol	JLGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.
Additional Information Phone Number	(855) 552-4596
Additional Information Website	https://www.jagcapitalfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	1.26%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.26%
AssetsNet	$ 43,683,251
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 112,785
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$43,683,251
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$112,785
Portfolio Turnover	52%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

Sector Weighting (% of net assets)

Value	Value
Industrials	1.0%
Financials	1.4%
Materials	1.5%
Money Market Funds	3.2%
Consumer Staples	4.9%
Consumer Discretionary	12.1%
Health Care	14.1%
Technology	29.7%
Communications	32.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	7.8%
Amazon.com, Inc.	7.8%
Apple, Inc.	4.7%
Netflix, Inc.	4.4%
Take-Two Interactive Software, Inc.	4.4%
NVIDIA Corporation	4.2%
Uber Technologies, Inc.	4.2%
Microsoft Corporation	4.2%
Alphabet, Inc., Class A	3.9%
Boston Scientific Corporation	3.8%

C000218687
Shareholder Report [Line Items]
Fund Name	JAG Large Cap Growth Fund
Class Name	Class R
Trading Symbol	JGRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.
Additional Information Phone Number	(855) 552-4596
Additional Information Website	https://www.jagcapitalfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$44	0.91%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%
AssetsNet	$ 43,683,251
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 112,785
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$43,683,251
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$112,785
Portfolio Turnover	52%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

Sector Weighting (% of net assets)

Value	Value
Industrials	1.0%
Financials	1.4%
Materials	1.5%
Money Market Funds	3.2%
Consumer Staples	4.9%
Consumer Discretionary	12.1%
Health Care	14.1%
Technology	29.7%
Communications	32.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	7.8%
Amazon.com, Inc.	7.8%
Apple, Inc.	4.7%
Netflix, Inc.	4.4%
Take-Two Interactive Software, Inc.	4.4%
NVIDIA Corporation	4.2%
Uber Technologies, Inc.	4.2%
Microsoft Corporation	4.2%
Alphabet, Inc., Class A	3.9%
Boston Scientific Corporation	3.8%